Long-Term Trade And Unbilled Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Receivables	$ 96	$ 459
Unbilled receivables	152,367	212,266
Long-term trade and unbilled receivables	$ 152,463	$ 212,725